Loans - Summary of information related to loans granted to shareholders (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Loans to class A and B shareholders	$ 6,760,434	$ 5,713,022
Class A and B shareholders
Disclosure of detailed information about financial instruments [line items]
Loans to class A and B shareholders	$ 834,768	$ 467,000
% Loans to class A and B shareholders over total loan portfolio	12.00%	8.00%
% Class A and B stockholders with loans over number of class A and B stockholders	11.00%	10.00%